UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06671

DWS Global High Income Fund, Inc.

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 07/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2006 (Unaudited)

DWS Global High Income Fund, Inc.

		Principal Amount ($) (a)	Value ($)

Bonds 119.5%
Argentina 11.1%
Banco Hipotecario SA, Series REG S, 9.75%, 4/27/2016		1,100,000	1,094,500
Central Bank of Argentina, 2.0%, 2/4/2018	ARS	9,300,000	4,164,731
Republic of Argentina:
GDP Linked Note, 12/15/2035		13,251,418	1,232,382
GDP Linked Note, 12/15/2035	ARS	19,855,884	517,080
4.889% *, 8/3/2012 (PIK)		4,000,000	2,698,083
8.28%, 12/31/2033 (PIK)		379,036	355,346

(Cost $10,146,651)			10,062,122
Brazil 28.2%
Banco Bradesco SA, Series REG S, 14.8%, 1/4/2010	BRL	8,700,000	3,979,086
Federative Republic of Brazil:
8.25%, 1/20/2034		1,700,000	1,888,700
8.75%, 2/4/2025		1,700,000	1,959,250
10.0%, 8/7/2011		1,240,000	1,435,300
10.5%, 7/14/2014 (b)		3,400,000	4,193,900
11.0%, 1/11/2012 (b)		3,340,000	4,041,400
11.0%, 8/17/2040 (b)		4,260,000	5,465,580
12.25%, 3/6/2030		1,100,000	1,710,500
12.5%, 1/5/2016	BRL	2,000,000	912,051

(Cost $23,974,739)			25,585,767
Colombia 3.5%
Republic of Colombia:
8.125%, 5/21/2024		500,000	540,000
11.75%, 3/1/2010	COP	2,070,000,000	919,324
11.75%, 2/25/2020		700,000	959,000
12.0%, 10/22/2015	COP	1,628,000,000	788,001

(Cost $3,207,046)			3,206,325
Dominican Republic 2.4%
Dominican Republic:
Series REG S, 8.625%, 4/20/2027 (PIK)		740,000	760,350
Series REG S, 9.04%, 1/23/2018 (PIK)		393,472	425,933
Series REG S, 9.5%, 9/27/2011		911,521	986,722

(Cost $2,093,110)			2,173,005
Ecuador 3.6%
Republic of Ecuador, Series REG S, 9.375%, 12/15/2015 (Cost $3,259,251)		3,100,000	3,239,500
El Salvador 1.5%
Republic of El Salvador, Series REG S, 7.65%, 6/15/2035 (Cost $1,392,125)		1,400,000	1,414,000
Guatemala 1.8%
Republic of Guatemala:
Series REG S, 9.25%, 8/1/2013		900,000	1,019,250
10.25%, 11/8/2011		500,000	580,000

(Cost $1,569,269)			1,599,250
Indonesia 6.1%
Government of Indonesia:
Series FR-23, 11.0%, 12/15/2012	IDR	9,500,000,000	1,003,418
Series FR-26, 11.0%, 10/15/2014	IDR	37,144,000,000	3,890,496

Series FR-33, 12.5%, 3/15/2013	IDR	6,200,000,000	700,320

(Cost $5,804,706)			5,594,234
Ireland 2.0%
Red Arrow International Leasing, “A”, 8.375%, 3/31/2012 (Cost $1,769,226)	RUB	47,252,196	1,785,181
Luxembourg 2.1%
UBS (Vimpelcom), Series REG S, 8.25%, 5/23/2016 (Cost $1,900,000)		1,900,000	1,890,500
Malaysia 1.8%
Government of Malaysia, Series 1/04, 4.305%, 2/27/2009 (Cost $1,587,382)	MYR	5,900,000	1,619,865
Mexico 9.5%
Mexican Bonds:
Series MI-10, 8.0%, 12/19/2013	MXN	4,000,000	360,032
Series M-20, 8.0%, 12/7/2023	MXN	39,920,000	3,392,449
Series M, 9.0%, 12/22/2011	MXN	18,700,000	1,770,156
Series MI-10, 9.5%, 12/18/2014	MXN	14,800,000	1,438,110
Pemex Project Funding Master Trust, 9.5%, 9/15/2027		1,300,000	1,645,800

(Cost $8,804,717)			8,606,547
Netherlands 5.1%
Kazakhstan Temir Zholy, 7.0%, 5/11/2016		2,000,000	1,992,260
Kazkommerts International BV, Series REG S, 7.875%, 4/7/2014		1,300,000	1,296,750
Turanalem Finance BV, Series REG S, 8.5%, 2/10/2015		1,300,000	1,310,608

(Cost $4,717,814)			4,599,618
Pakistan 0.8%
Republic of Pakistan:
Series REG S, 7.125%, 3/31/2016		150,000	139,621
Series REG S, 7.875%, 3/31/2036		650,000	609,312

(Cost $749,937)			748,933
Panama 0.4%
Republic of Panama:
6.7%, 1/26/2036		300,000	285,000
7.125%, 1/29/2026		120,000	120,120

(Cost $401,130)			405,120
Peru 5.3%
Republic of Peru:
7.35%, 7/21/2025		3,800,000	3,876,000
9.875%, 2/6/2015		800,000	958,000

(Cost $4,756,196)			4,834,000
Philippines 9.5%
Bangko Sentral Ng Pilipinas, Series A, 8.6%, 6/15/2027 (b)		3,800,000	4,085,000
Republic of Philippines:
8.0%, 1/15/2016		1,400,000	1,491,840
8.375%, 2/15/2011		1,000,000	1,062,500
9.0%, 2/15/2013		600,000	664,500
9.375%, 1/18/2017		900,000	1,031,625
10.625%, 3/16/2025		250,000	320,313

(Cost $8,429,901)			8,655,778
Russia 2.2%
Russian Standard Finance SA, 8.875%, 12/16/2015 (Cost $2,000,000)		2,000,000	1,968,480
South Africa 1.2%
Republic of South Africa, 8.5%, 6/23/2017 (Cost $1,019,816)		900,000	1,053,000

Turkey 9.2%
Republic of Turkey:
	6.875%, 3/17/2036		2,100,000	1,882,125
	7.25%, 3/15/2015		2,200,000	2,186,250
	8.0%, 2/14/2034		1,610,000	1,646,225
	15.0%, 2/10/2010	TRY	4,300,000	2,661,029
	20.0%, 10/17/2007	TRY	88	59

(Cost $9,273,564)				8,375,688
Ukraine 2.0%
Government of Ukraine, Series REG S, 7.65%, 6/11/2013 (Cost $1,817,501)			1,750,000	1,807,225
United States 0.7%
US Treasury Bond, 6.125%, 11/15/2027 (Cost $667,468)			600,000	673,686
Uruguay 0.8%
Republic of Uruguay, 7.5%, 3/15/2015 (Cost $682,626)			700,000	708,750
Venezuela 7.7%
Republic of Venezuela:
	9.375%, 1/13/2034 (b)		1,840,000	2,272,400
	10.75%, 9/19/2013 (b)		3,900,000	4,730,700

(Cost $6,626,433)				7,003,100
Vietnam 1.0%
Socialist Republic of Vietnam, Series REG S, 6.875%, 1/15/2016 (Cost $884,007)			900,000	916,070

Total Bonds (Cost $107,534,615)				108,525,744
			Shares	Value ($)

	Cash Equivalents 6.0%
Cash Management QP Trust, 5.30% (c) (Cost $5,474,930)			5,474,930	5,474,930
			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 113,009,545)			125.5	114,000,674
Other Assets and Liabilities, Net			(25.5)	(23,145,538)

Net Assets			100.0	90,855,136

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2006.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	Security or portion thereof is out on loan, subject to financing transactions.
(c)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
PIK: Denotes that all or a portion of the income is paid in kind.

As of July 31, 2006, the Fund had the following open forward foreign currency exchange contracts:

Unrealized

				Settlement	Appreciation
Contracts to Deliver		In Exchange For		Date	(US $)
MXN	75,170,000	USD	6,840,041	10/27/2006	12,999
Total unrealized appreciation					12,999

Unrealized
Settlement	Depreciation
Contracts to Deliver	In Exchange For	Date	(US $)
BRL	5,510,000	USD	2,451,613	10/27/2006	(27,912)
Total unrealized depreciation	(27,912)

Currency Abbreviations
ARS	Argentine Peso	MXN	Mexican Peso
BRL	Brazilian Real	RUB	Russian Ruble
COP	Colombian Peso	TRY	New Turkish Lira
IDR	Indonesian Rupiah	USD	United States Dollar

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global High Income Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Global High Income Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 22, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	September 22, 2006